                                                           SEMIANNUAL REPORT TO
                                                    SHAREHOLDERS FOR THE PERIOD
                                                        ENDED FEBRUARY 28, 1998


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


California Tax-Free Income Refund
Michigan Tax-Free Income Refund
Ohio Tax-Free Income Refund
Texas Tax-Free Income Refund






KEMPER
STATE TAX-FREE INCOME SERIES


        "... The funds benefited from the strong rally
         in the municipal bond market from October 24
        through early January. ..."


                                                            [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
CALIFORNIA'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
14
MICHIGAN'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
17
OHIO'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME
FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1998
(UNADJUSTED FOR ANY SALES CHARGE)


                                  [BAR GRAPH]
--------------------------------------------------------------------------------
CALIFORNIA

CLASS A                                                4.85%
CLASS B                                                4.55%
CLASS C                                                4.12%
LIPPER CALIFORNIA TAX-FREE INCOME FUNDS
CATEGORY AVERAGE*                                      5.06%
-------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
MICHIGAN

CLASS A                                                5.27%
CLASS B                                                4.99%
CLASS C                                                4.98%
LIPPER MICHIGAN TAX-FREE INCOME FUNDS
CATEGORY AVERAGE*                                      4.78%
-------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
OHIO

CLASS A                                                5.09%
CLASS B                                                4.67%
CLASS C                                                4.67%
LIPPER OHIO TAX-FREE INCOME FUNDS
CATEGORY AVERAGE*                                      4.57%
-------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
TEXAS

CLASS A                                                5.10%
CLASS B                                                4.68%
CLASS C                                                4.68%
LIPPER TEXAS TAX-FREE INCOME FUNDS
CATEGORY AVERAGE*                                      4.83%
-------------------------------------------------------------------------------

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

-------------------------------------------------------------------------------
NET ASSET VALUE
-------------------------------------------------------------------------------
CALIFORNIA

-------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    2/28/98   8/31/97
-------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS A                   $7.57     $7.52
-------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B                   $7.58     $7.52
-------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C                   $7.53     $7.50
-------------------------------------------------------------------------------

MICHIGAN

-------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    2/28/98   8/31/97
-------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS A              $10.33    $10.19
-------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS B              $10.33    $10.18
-------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS C              $10.33    $10.18
-------------------------------------------------------------------------------

OHIO

                                     AS OF     AS OF
                                    2/28/98   8/31/97
-------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE
INCOME FUND CLASS A                  $10.44    $10.22
-------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE
INCOME FUND CLASS B                  $10.44    $10.22
-------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE
INCOME FUND CLASS C                  $10.44    $10.22
-------------------------------------------------------------------------------

TEXAS

-------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    2/28/98   8/31/97
-------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE
INCOME FUND CLASS A                  $10.58    $10.42
-------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE
INCOME FUND CLASS B                  $10.58    $10.42
-------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE
INCOME FUND CLASS C                  $10.58    $10.42
-------------------------------------------------------------------------------

CONTENTS
20
TEXAS'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
23
SHAREHOLDERS' MEETING
24
FINANCIAL STATEMENTS
27
NOTES TO
FINANCIAL STATEMENTS
32
FINANCIAL HIGHLIGHTS

AT A GLANCE
-------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME
FUNDS' LIPPER RANKINGS*
-------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORY

-------------------------------------------------------------------------------
CALIFORNIA
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
1-YEAR             #48 of     #80 of     #95 of
                   102 funds  102 funds  102 funds
-------------------------------------------------------------------------------
5-YEAR             #17 of       N/A        N/A
                   53 funds
-------------------------------------------------------------------------------
10-YEAR             #7 of       N/A        N/A
                   29 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MICHIGAN
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
1-YEAR                #8 of     #24 of      #22 of
                     52 funds  52 funds    52 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OHIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
1-YEAR                #7 of     #29 of    #31 of
                     52 funds  52 funds  52 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TEXAS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
1-YEAR                 #8 of       #16 of     #15 of
                      20 funds    20 funds   20 funds
-------------------------------------------------------------------------------

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: California Municipal Debt, Michigan Municipal Debt, Ohio Municipal Debt and Texas Municipal Debt.

DIVIDEND REVIEW

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF FEBRUARY 28, 1998.
-------------------------------------------------------------------------------
CALIFORNIA
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
SIX-MONTHS INCOME:      $0.1827   $0.1504   $0.1478
-------------------------------------------------------------------------------
FEBRUARY DIVIDEND:      $0.0276   $0.0227   $0.0220
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.69%     3.86%     3.76%
-------------------------------------------------------------------------------
SEC YIELD+:               3.80%     3.10%     3.13%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     6.65%     5.43%     5.48%
-------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 42.9% (COMBINED
CALIFORNIA STATE AND FEDERAL INCOME TAX RATE)

-------------------------------------------------------------------------------
MICHIGAN
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
SIX-MONTHS INCOME:      $0.2148   $0.1756   $0.1755
-------------------------------------------------------------------------------
FEBRUARY DIVIDEND:      $0.0311   $0.0251   $0.0250
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       3.87%     3.12%     3.12%
-------------------------------------------------------------------------------
SEC YIELD+:               3.41%     2.78%     2.79%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     5.67%     4.63%     4.64%
-------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 39.9% (COMBINED
MICHIGAN STATE AND FEDERAL INCOME TAX RATE)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OHIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
SIX-MONTHS INCOME:      $0.2273   $0.1849   $0.1844
-------------------------------------------------------------------------------
FEBRUARY DIVIDEND:      $0.0334   $0.0270   $0.0270
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.12%     3.32%     3.33%
-------------------------------------------------------------------------------
SEC YIELD+:               3.59%     2.93%     2.93%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     6.10%     4.98%     4.98%
-------------------------------------------------------------------------------
BASED ON A MARGINAL INCOME TAX RATE OF 41.2%
(COMBINED OHIO STATE AND FEDERAL INCOME TAX RATE)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TEXAS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
SIX-MONTHS INCOME:      $0.2432   $0.1999   $0.2007
-------------------------------------------------------------------------------
FEBRUARY DIVIDEND:      $0.0357   $0.0287   $0.0292
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.33%     3.49%     3.55%
-------------------------------------------------------------------------------
SEC YIELD+:               3.73%     3.07%     3.08%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     5.93%     4.88%     4.90%
-------------------------------------------------------------------------------
BASED ON A 37.1% MARGINAL
FEDERAL INCOME TAX RATE
-------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on February 28, 1998. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 1998 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable 1997 federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS. HE IS ALSO A MEMBER OF THE INVESTMENT POLICY AND STRATEGY COMMITTEE FOR KEMPER FUNDS.

SILVIA HOLDS A BACHELOR OF ARTS AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT ADVISOR FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $200 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPLEXES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

Despite ongoing stock market volatility, the economic climate for mutual fund investors was fairly positive in the first quarter of 1998. The Dow Jones Industrial Average rose 11.3 percent, making it the best first quarter since 1987. Seemingly in defiance of our diplomatic struggles with Iraq, political scandal at home and a few major earnings disappointments particularly in the technology sector, the market managed to hit several new highs in the first quarter. U.S. corporate profit growth and earnings continued to boost stock prices, making the market all the more attractive to investors. Steady U.S. economic growth bolstered by stable interest rates created a positive environment for both equity and fixed-income investing -- and we expect this trend to continue.

  The U.S. economy, as measured by the gross domestic product (GDP) growth rate, grew at a 3.8 percent rate in 1997, representing solid growth for the year ahead. Momentum for the year is expected to slow to a rate of 2.5 to 3.0 percent, still a very respectable rate.

  Although the economy will continue to slow in the months ahead, the outlook is still positive. Employment growth is expected to remain steady. Both bonds and equities continue to perform well, thereby boosting consumer confidence and spending. The housing market has been noteworthy, with new home sales reaching an all-time high for this point in the economic cycle and housing starts remain high relative to demographic trends.

  Output prices, as measured by the Consumer Price Index (CPI), remained stable at 1.5 to 2 percent year over year. When the rate of inflation remains stable and as low as it has, the risk of higher interest rates is reduced and the real return on financial assets grows. It is unlikely that the Fed will raise interest rates in the second quarter.

  Much of the market activity in the first quarter can be attributed to today's service-based economy. With the arrival of annual and holiday bonuses at the end of the fourth quarter -- compensation for a good year's work -- the first quarter has established itself as a time for American employees to either spend or stash away these lump sum earnings in Individual Retirement Accounts (IRAs) and other investments.

  One factor that affected the U.S. market in 1997 appears to be having a diminished influence in 1998. The East Asian market crisis now appears for most Asian countries to be subsiding. East Asia's economic difficulties did not affect global production or employment nearly as much as the markets had anticipated. Consequently, most investors have not felt the serious repercussions that had been feared. Obviously, investors with heavy concentrations in the region suffered the largest losses. But the markets were anticipating a greater global impact -- and this has not yet come to pass. Further impacts may occur or orders on shipments already made may find no ultimate buyer. Then again, many East Asian countries appear to have already recovered from the crisis. Some Asian currencies have stabilized and several Asian stock markets have rebounded. Korea and Malaysia are two countries where this has happened. The perception of an Asian "contagion" or flu throughout the region is fading fast -- and investors in general seem to be staying in the game.

  At the end of February, the U.S. federal budget deficit essentially vanished. Recent efforts to reduce the deficit, combined with higher federal revenues due to the robust economy, left us with an expected budget surplus for fiscal 1998. This stable fiscal environment is characterized by a reduction in Treasury financing, which tends to have a downward effect on interest rates. Lower interest rates fuel consumer spending, which clearly benefits the marketplace in the form of higher corporate revenues and earnings. One result of higher earnings is higher stock prices, which can ultimately benefit investors.

  The last time the U.S. enjoyed a budget surplus was 1969. After nearly 30 years of being in the red, we very well may notice a new shift in psychology about the Treasury market and the issuance of Treasury securities. In the past, investors worried about deficits that were out of control and expected higher interest rates on Treasuries. High interest rates are the bane of fixed-income investing, so a balanced budget can be expected to have a positive effect.

  On the global front, current economic fundamentals continue to favor the U.S., with the dollar persisting as a safe haven for investors. International investors want to

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

     The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]

                              NOW (3/31/98)       6 MONTHS AGO        1 YEAR AGO     2 YEARS AGO
10-YEAR TREASURY RATE(1)         5.65                6.03                6.89           6.51
PRIME RATE(2)                    8.5                 8.5                 8.5            8.25
INFLATION RATE(3)                1.38                2.08                2.43           2.9
THE U.S. DOLLAR(4)               4.88                7.62                9.32           8.94
CAPITAL GOODS ORDERS(5)*         8.14               15.24                8.1            3.54
INDUSTRIAL PRODUCTION(5)*        4.95                4.99                5.31           2.41
EMPLOYMENT GROWTH(6)             2.59                2.36                2.27           1.78

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

*    Data as of February 28, 1998.

SOURCE:   ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

participate in U.S. economic growth, which, at 3.8 percent for 1997, was better than the economic growth in both Europe and Japan. Europe's 1997 growth rate remained fairly steady at 2 to 3 percent. Japan experienced a growth rate last year of 1 percent. U.S. real interest rates have also been more attractive than those of most other countries, enticing foreign investors to buy U.S. Treasuries.

  We anticipate the positive economic environment to continue. The budget surplus should hold for at least the near term. President Clinton's initiatives for increased spending and more tax credits haven't come to fruition. In fact, proponents of spending control have continued to squelch spending programs on Capitol Hill. All the while, fiscal policy has remained steady.

  With solid economic growth, lower interest rates, low inflation and a record-setting stock market, it is no wonder that investor expectations are high. But, are investors expecting too much?

  It is important to recognize that although from a macroeconomic perspective the economy is strong, there are some microeconomic challenges that could threaten in the months to come. These include health care reform and shifts in the political landscape at home and continuing conflicts or new developments abroad. For example, the European monetary union (EMU) appears to be proceeding as we would expect. But within six months to a year after the EMU is established in 1999, tensions may indeed mount as countries try to adapt to the new structure. Each of these issues could affect our strong, yet reactive marketplace. Be sure to stay tuned.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

JOHN E. SILVIA

JOHN E. SILVIA

April 10, 1998

PERFORMANCE UPDATE

[MIER PHOTO]

CHRISTOPHER MIER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1986 AND IS A MANAGING DIRECTOR. MIER IS A VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1998. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE HIS M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

AS OF MARCH 1, 1998, ELEANOR R. BRENNAN HAS BEEN THE LEAD PORTFOLIO MANAGER OF THE KEMPER MICHIGAN TAX-FREE INCOME FUND AND KEMPER NEW JERSEY TAX-FREE INCOME FUND. BRENNAN JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT. PRIOR TO JOINING SCUDDER KEMPER, BRENNAN WAS AN ASSISTANT PORTFOLIO MANAGER FOR AN UNAFFILIATED INVESTMENT MANAGEMENT FIRM FROM 1993 TO 1995. SHE RECEIVED HER B.A. IN ECONOMICS FROM URSINUS COLLEGE AND AN M.S. IN FINANCE FROM DREXEL UNIVERSITY. BRENNAN IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE ASIAN CRISIS AND RECORD LOW INFLATION SUPPORTED STRONG SIX-MONTH PERFORMANCE BY THE FUNDS IN THE KEMPER STATE TAX-FREE INCOME FUND SERIES. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THESE AND OTHER FACTORS AFFECTED THE MUNICIPAL MARKET AND WHAT HE EXPECTS DOWN THE ROAD.


Q     THE ASIAN MARKET AND CURRENCY CRISIS DOMINATED FINANCIAL NEWS DURING THE
PAST SIX MONTHS. HOW HAS IT AFFECTED THE MUNICIPAL BOND MARKET?


A     When the Asian crisis came to the forefront in October, we recognized that it would have a deflationary effect and would eventually trigger a flight to quality in the bond market. With that in mind, we lengthened the duration in our portfolios by late October. The funds benefited from a strong rally in the municipal bond market from October 24 through early January.

  We began reducing the duration of our portfolios in early January, feeling that most of the effects of the Asian crisis were already embedded in the bond market by mid-January when prices peaked. February was rather flat for the municipal bond market, but Kemper State Tax-Free Income Series performed well because of their structure and neutral positioning.


Q     HOW DID THE UNPRECEDENTED NUMBER OF BONDS ISSUED DURING THIS PERIOD AFFECT
THE MARKET AND THE FUNDS?


A     The tremendous number of bonds marketed during this period had a significant effect on the market and a positive effect on our funds' portfolios. Because of the large volume, we were able to shop around for attractive issues to include in our portfolios. As for the market, the volume of new issues forced municipal rates to stay attractive. Municipal rates were about 90 percent of a 30-year Treasury bond for the six-month period ended February 28, 1998.

      In January, the market saw about $17.6 billion in volume compared to an average of about $10 billion in the past three Januarys. February 1998 saw the greatest volume of any February for the last decade at $20.2 billion. The elevated supply was due to two factors -- declining interest rates, which led to an increase in advanced refunding issues, and continued growth in new project financings.

      The solid economy also contributed to a significant improvement in credit quality. When the economy is strong, cities and states get more tax revenue, and more tax revenue means budgets are in balance and sometimes in surplus. That results in higher credit ratings and thus, higher-quality bonds. We can choose from among these higher-quality issues, which benefits the funds' portfolios.



Q     HOW HAS THE DIRECTION OF INTEREST RATES AFFECTED THE MARKET?


A     Throughout most of this period, the Federal Reserve Board (the Fed) had indicated a bias toward tightening rates because of strong domestic growth. When the economy expands too quickly, inflation becomes a threat. The Fed was poised to slow that growth by raising interest rates. However, on February 4, 1998, the Fed went to a neutral bias because it was becoming apparent the Asian crisis would have a deflationary effect and offset our very strong economy to some degree.

PERFORMANCE UPDATE


Q     EL NINO HAS HIT CALIFORNIA ESPECIALLY HARD. WILL THE COSTS ASSOCIATED WITH
REBUILDING AFFECT THE STATES ABILITY TO REPAY THEIR OBLIGATIONS?


A     When a natural disaster occurs, cities, counties and states receive a great deal of federal money and insurance money to repair whatever has been destroyed, so the disaster isn't as much of a financial drain as would be expected. California has such a huge economy that should absorb the small remaining costs without much difficulty.



Q     WERE THERE ANY SIGNIFICANT EVENTS THAT AFFECTED THE INDIVIDUAL STATES
WITHIN KEMPER STATE TAX-FREE INCOME SERIES?


A     California's economy continues to expand. A lot of the growth there has come from improved real estate markets, especially in the southern part of the state. The state's motion picture industry and port facilities have supported the economy well.

The Asian problem may affect California to a slightly greater extent than the rest of the country because of the state's proximity to Asia and its import and export activity. New York may likewise be a bit more affected because it is a major banking center and therefore carries a disproportionate exposure to Asia's banking crisis. However, I don't feel these Asian ties place either of the states at risk.



Q     HOW HAVE YOU RESPONDED TO THE CHANGING MUNICIPAL YIELD CURVE?


A     We continue to take advantage of the relative flatness of the municipal yield curve. I think the most attractive portion of the curve is in the 15-year area. There is very little incentive to go beyond the 20-year range. The only 30-year paper we have is the premium bonds with prices that reflect their shorter call features or else higher yielding securities like a 'BBB'- or 'A'-rated bond (see Terms to Know for callable bonds and bond ratings.)



Q     WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET?


A     We expect a number of large issues in March and April, and we will see some refunding. After April, we expect supply to start to taper off. The market is likely to be relatively range bound, and prices should remain somewhat stable. The volatility in the funds should be even lower this year than it was last. I do think rates will trend lower again once the domestic economy begins to show the effect from the Asian problems.



Q     IS THIS STILL A GOOD TIME TO BE IN MUNICIPALS?


A     I think municipals are quite attractive right now. They're at high yield percentages to Treasuries and offer attractive real rates of interest because of our current low rate of inflation. If supply begins to taper off and the economy begins to slow a bit as we expect, that should be good news for the funds.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower must pay. The two major Wall Street credit rating firms are Moody's Investors Service Inc. and Standard & Poor's bond ratings.

CALLABLE BOND A bond issue, all or part of which may be redeemed before maturity by the issuer under specified conditions. The term also applies to preferred shares that may be redeemed by the issuing corporation.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER CALIFORNIA TAX-FREE INCOME FUND

-------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION*        ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
REVENUE BONDS                           72%                     79%
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                 12                       9
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                11                       5
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                     5                       7
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

-------------------------------------------------------------------------------
                 QUALITY                ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AAA                                     51%                     44%
-------------------------------------------------------------------------------
AA                                       9                      12
-------------------------------------------------------------------------------
A                                       20                      20
-------------------------------------------------------------------------------
BBB                                     16                      18
-------------------------------------------------------------------------------
BB                                      --                       2
-------------------------------------------------------------------------------
NOT RATED                                4                       4
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]


-------------------------------------------------------------------------------
            YEARS TO MATURITY           ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1-10 YEARS                              13%                     12%
-------------------------------------------------------------------------------
11-20 YEARS                             56                      44
-------------------------------------------------------------------------------
21+ YEARS                               31                      44
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

-------------------------------------------------------------------------------
             AVERAGE MATURITY           ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                        16.2 years              17.7 years
-------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1998 (UNAUDITED)
(DOLLARS IN THOUSANDS)


-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------
                     Irvine Ranch, Water District Joint Powers Agcy., Rev.,
                       7.875%, callable 2-15-98 @ 100                              $ 5,000   $    5,013
                     --------------------------------------------------------------------------------------
                     Health Facilities Financing Auth., American Baptist Homes of
                       the West Rev., 7.65%, to be called 4-1-98 @ 102               4,000        4,095
                     --------------------------------------------------------------------------------------
                     City of Long Beach, Harbor Department, Rev., 7.25%, to be
                       called 5-15-98 @ 102                                          8,000        8,222
                     --------------------------------------------------------------------------------------
                     Fullerton Redev. Agcy., Local Government Finance Auth.,
                       Rev., 7.70%, to be called 2-1-99 @ 102                        4,360        4,607
                     --------------------------------------------------------------------------------------
                     Orange County, Unified School District, Certificates of
                       Participation, Rev., 6.875%, to be called 6-1-99 @ 102        2,620        2,771
                     --------------------------------------------------------------------------------------
                     Coronado Community Dev. Agcy., Tax Allocation Rev., 7.25%,
                       to be called 9-1-99 @ 102                                     4,500        4,819
                     --------------------------------------------------------------------------------------
                     City of Los Angeles, Harbor Department, Rev., 8.70%, to be
                       called 9-1-99 @ 100                                           2,500        2,682
                     --------------------------------------------------------------------------------------
                     City of San Bernadino, Joint Powers Financing Auth., Lease
                       Rev., 7.15%, to be called 9-1-99 @ 102                        4,250        4,546
                     --------------------------------------------------------------------------------------
                     Health Facilities Financing Auth:
                       Eskaton Properties, Inc., Rev., 7.45%, to be called 5-1-00
                         @ 102                                                       4,800        5,248
                       Children's Hospital, Rev., 7.50%, to be called 10-1-00 @
                         102                                                         3,600        3,992
                     --------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 6.75%, to be
                       called 11-1-00 @ 102                                          1,515        1,654
                     --------------------------------------------------------------------------------------
                     City and County of San Francisco, Gen. Oblg., 6.50%, to be
                       called 12-15-00 @ 100                                         1,000        1,072
                     --------------------------------------------------------------------------------------
                     Reedley, Sierra View Homes, Inc., Insured Certificates of
                       Participation, Rev., 7.60%, to be called 3-1-01 @ 102         4,030        4,458
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, Santa Clara,
                       Rev., 7.875%, to be called 6-1-01 @ 102                       4,055        4,601
                     --------------------------------------------------------------------------------------
                     City of San Bernadino, Sisters of Charity Health Care System
                       Rev., 7.00%, to be called 7-1-01 @ 102                       14,500       16,115
                     --------------------------------------------------------------------------------------
                     Yosemite Community College District, Certificates of
                       Participation, Rev., 7.75%, to be called 7-1-01 @ 102         1,605        1,797
                     --------------------------------------------------------------------------------------
                     Westminster Redev. Agcy., Westminster Commercial Redev.
                       Proj., Tax Allocation, Rev., 7.30%, to be called 8-1-01 @
                       102                                                           2,500        2,805
                     --------------------------------------------------------------------------------------
                     City of Sacramento, Municipal Utility District, Electric
                       Rev., 6.75%, to be called 9-1-01 @ 102                        6,020        6,684
                     --------------------------------------------------------------------------------------
                     Santa Clarita Public Financing Auth., Local Agcy., Rev.,
                       6.70% and 6.75%, to be called 10-1-01 @ 102                   2,750        3,050
                     --------------------------------------------------------------------------------------
                     Riverside County, Public Facilities Financing, Certificates
                       of Participation, Rev., 6.875%, to be called 11-1-01 @ 102    3,000        3,348
                     --------------------------------------------------------------------------------------
                     Educational Facilities Auth., Mills College Rev., 6.875%, to
                       be called 9-1-02 @ 102                                        1,775        2,010
                     --------------------------------------------------------------------------------------
                     Snowline Joint Unified School District, Certificates of
                       Participation, Rev., 6.30% and 6.40%, to be called 7-1-03
                       @ 102                                                         3,695        4,146
                     --------------------------------------------------------------------------------------
                     Victor Valley Community College District, Certificates of
                       Participation, Rev., 6.875%, to be called 8-1-03 @ 102        8,705       10,002
                     --------------------------------------------------------------------------------------
                     City of Los Angeles, Convention and Exhibit Center,
                       Certificates of Participation, Rev., 9.00%, to be called
                       12-1-05 @ 100                                                 1,000        1,316
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                     AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric No. 1, Rev.,
                       7.00%, to be called 1-1-16 @ 100                            $   210   $      262
                     --------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--10.8%                                  109,315
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Adventist Health System West, Rev., 6.50%, 2007 and 2011      5,750        6,219
                       Catholic Healthcare Facilities Finance Auth., Rev., 5.75%
                         and 6.00%, 2010 and 2025                                   16,970       18,470
                       Kaiser Permanante, Rev., 7.00%, 2010                          3,550        3,857
                       Small Facilities Loan, Insured Health Facility Rev.,
                         6.70%, 2011                                                 1,200        1,305
                       Southern California Presbyterian Homes, Rev., 6.70%, 2011     2,000        2,152
                       Sutter Health Series, Rev., 5.25% and 5.50%, 2008 and 2012    8,175        8,707
                       Unihealth America, Rev., 7.625%, 2015                           745          776
                     --------------------------------------------------------------------------------------
                     Housing Finance Agcy., Home Mortgage Rev., 6.875% to 8.00%,
                       2010 through 2030                                            22,910       24,513
                     --------------------------------------------------------------------------------------
                     Residential Efficiency Financing Auth., Rev., 5.50% and
                       6.00%, 2017 and 2012                                          5,970        6,402
                     --------------------------------------------------------------------------------------
                     State Public Works Board of the State of California:
                       Gen. Oblg., 5.00% to 6.50%, 2010 through 2015                33,930       35,696
                       Lease Rev., 5.50% to 7.40%, 2010 through 2015                19,585       21,796
                       Rev., 5.25% and 5.375%, 2022 and 2016                         9,115        9,290
                     --------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth.:
                       Arc of San Diego, Certificates of Participation, Rev.,
                         5.625%, 2020 through 2021                                   6,475        6,719
                       Cedars-Sinai Medical Center, Rev., 6.50%, 2012               20,205       23,406
                       San Gabriel Valley Medical Center, Rev., 5.125% and 5.50%,
                         2012 through 2017                                          15,750       16,483
                       Triad Healthcare, Rev., 5.80%, 2000                           4,205        4,359
                     --------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 5.65% and
                       5.70%, 2012 and 2013                                         13,110       14,157
                     --------------------------------------------------------------------------------------
                     University of San Francisco, Educational Facilities Auth.,
                       Rev., 5.10% to 6.00%, 2005 through 2017                      12,000       12,871
                     --------------------------------------------------------------------------------------
                     Alameda Public Financing Auth., Rev., 6.375%, 2014              2,000        2,058
                     --------------------------------------------------------------------------------------
                     Bellflower Certificates of Participation Civic Center and
                       Capital Improvement, Rev., 7.20%, 2019                        1,880        2,004
                     --------------------------------------------------------------------------------------
                     Benicia Unified School District, Gen. Oblg., zero coupon,
                       2017 through 2022                                            23,785        7,383
                     --------------------------------------------------------------------------------------
                     Cabrillo Unified School District, Gen. Oblg., zero coupon,
                       2019 and 2021                                                 9,500        2,952
                     --------------------------------------------------------------------------------------
                     Campbell County Unified School District, Gen. Oblg., zero
                       coupon, 2018                                                  3,000        1,055
                     --------------------------------------------------------------------------------------
                     Carlsbad County Unified School District, Gen. Oblg., zero
                       coupon, 2007 through 2022                                    36,130       15,109
                     --------------------------------------------------------------------------------------
                     Central Valley Financing Auth., Carson Ice-Gen. Proj., Rev.,
                       6.10%, 2013                                                   8,700        9,238
                     --------------------------------------------------------------------------------------
                     City of Big Bear Lake, Department of Water and Power, Rev.,
                       6.00%, 2015 and 2022                                         15,405       17,548
                     --------------------------------------------------------------------------------------
                     City of Carson Redev. Agcy., Proj. No. 1, Tax Allocation,
                       Rev., 6.00%, 2016                                             3,350        3,506
                     --------------------------------------------------------------------------------------
                     City of Concord Redev. Agcy., Central Concord Proj., Tax
                       Allocation, Rev., 8.00%, 2018                                    40           41
                     --------------------------------------------------------------------------------------
                     City of Long Beach, Rev., 5.75%, 2015                           1,725        1,907
                     --------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Department of Airports, Ontario International Airport,
                         Rev., 5.90%, 2012                                           3,290        3,557
                       Harbor Department, Rev., 6.25%, 2026                          2,320        2,539
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL
                                                                                    AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     City of Oakland:
                       Housing Finance Rev., 7.10%, 2010                           $ 1,565   $    1,655
                       Pension Financing Rev., 7.60%, 2021                          26,075       27,012
                     --------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 5.85%, 2021              2,325        2,438
                     --------------------------------------------------------------------------------------
                     City of Sacramento:
                       Cogeneration Auth., Power Auth., Rev., 5.875% and 6.00%,
                         2015 and 2022                                              25,200       26,541
                       Cogeneration Auth., Procter and Gamble Proj., Rev., 6.375%
                         to 6.50%, 2010 through 2021                                18,250       20,023
                       Community Facilities, Special Tax, Rev., 5.50% to 6.30%,
                         2010 through 2021                                           6,045        6,193
                       Finance Auth., Lease Rev., 5.00% and 5.40%, 2014 and 2020    15,000       15,434
                       Municipal Utility District, Electric Rev., 6.20% and
                         6.50%, 2006 and 2013                                        2,270        2,612
                     --------------------------------------------------------------------------------------
                     City of Salinas, Certificates of Participation, Rev.,
                       5.625%, 2017                                                  2,000        2,077
                     --------------------------------------------------------------------------------------
                     City of San Diego:
                       Certificates of Participation, Rev., 8.00%, 2002              4,925        5,321
                       Industrial Development, Gas and Electric Company, Rev.,
                         6.10%, 2018                                                 5,000        5,443
                       Redev. Agcy., Tax Allocation, Rev., 6.625%, 2017              2,000        2,230
                       San Ysidro School District, Gen. Oblg., 6.125%, 2021          1,400        1,581
                     --------------------------------------------------------------------------------------
                     City and County of San Francisco:
                       Civic Center Complex, Building Auth., Rev., 5.25%, 2021      10,525       10,785
                       Moscone Convention Center, Rev., 5.25% and 6.75%, 2020 and
                         2015                                                        7,200        7,501
                       Redev. Agcy., Horton Plaza Redev. Proj. Rev., 6.75%, 2015     3,705        4,212
                       San Francisco International Airport, Rev., 5.70%, 2013 and
                         2014                                                       12,265       12,973
                     --------------------------------------------------------------------------------------
                     City of San Jose:
                       Redev. Agcy., Merged Area Redev. Proj., Tax Allocation,
                         Rev., 5.50%, 2014 through 2016                              9,520       10,109
                       Unified School District, Gen. Oblg., zero coupon, 2015 and
                         2017                                                        3,920        1,570
                     --------------------------------------------------------------------------------------
                     Community Development Commission of the City of Commerce,
                       Redev. Proj. No. 1, Tax Allocation, Rev., 5.50%, 2009         3,360        3,648
                     --------------------------------------------------------------------------------------
                     Contra Costa County:
                       County Public Facilities Corp., Certificates of
                         Participation, Rev., 7.80%, 2005                            1,250        1,335
                       Home Mortgage, Rev., 7.75%, 2022                              2,715        3,546
                     --------------------------------------------------------------------------------------
                     Corona-Norco University, Special Tax Rev., 5.75%, 2014          2,750        2,985
                     --------------------------------------------------------------------------------------
                     Duarte, City of Hope National Medical Center, Certificates
                       of Participation, Rev., 6.25%, 2023                           4,000        4,256
                     --------------------------------------------------------------------------------------
                     Eldorado Public Agcy., Financial Auth., Rev., 5.60%, 2012       6,000        6,456
                     --------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, 2021                                                  10,255       11,083
                     --------------------------------------------------------------------------------------
                     Escondido Union High School District, Gen. Oblg., zero
                       coupon, 2015 through 2018                                    15,225        5,819
                     --------------------------------------------------------------------------------------
                     Fontana Public Financing Auth., Tax Allocation, Rev., 7.00%,
                       2021                                                          3,900        4,219
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, DeAnza Campus
                       Center Proj., Certificates of Participation, Rev., 7.35%,
                       2007                                                          1,700        1,895
                     --------------------------------------------------------------------------------------
                     Foothill/Eastern, Transit Corridor Agcy., Toll Road, Rev.,
                       6.00% and 6.50%, 2016 through 2034                           24,350       26,280
                     --------------------------------------------------------------------------------------
                     Foster County Public Financing Auth., Rev., 5.60% and 5.80%,
                       2012 and 2016                                                 2,225        2,345
                     --------------------------------------------------------------------------------------
                     Fresno Health Facilities, Holy Cross Health System, St.
                       Agnes Medical Center, Rev., 6.50% and 6.625%, 2011 and
                       2021                                                          3,500        3,824
                     --------------------------------------------------------------------------------------
                     Hawthorne Community Redev. Agcy., Tax Allocation, Rev.,
                       6.625%, 2014                                                  2,000        2,202
                     --------------------------------------------------------------------------------------
                     Hollister Joint Powers Financing Auth., Sewer System
                       Improvement Proj., Rev., 5.75%, 2011                          3,815        3,987
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Hollister Redev. Agcy., Tax Allocation, Community Dev.
                       Proj., Rev., 5.375%, 2013                                   $ 2,630   $    2,773
                     --------------------------------------------------------------------------------------
                     Inglewood Civic Center:
                       Improvement Proj., Certificates of Participation, Rev.,
                         6.50% to 7.00%, 2011 through 2021                           9,525       10,261
                       Redev. Proj., Rev., 7.00%, 2022                               9,355       10,168
                     --------------------------------------------------------------------------------------
                     Kern High School District, Gen. Oblg., 6.40%, 2012              3,095        3,624
                     --------------------------------------------------------------------------------------
                     Las Virgenes:
                       Unified School District, Gen. Oblg., zero coupon, 2013
                         through 2015                                                5,890        2,580
                       Municipal Water District, Capital Improvement Proj., Rev.,
                         6.30%, 2016                                                 2,175        2,357
                     --------------------------------------------------------------------------------------
                     Lemon Grove Community Dev. Agcy., Tax Allocation, Rev.,
                       6.65% and 6.90%, 2006 and 2020                                2,500        2,713
                     --------------------------------------------------------------------------------------
                     Loma Linda, University Medical Center, Rev., 7.00%, 2015        2,500        2,668
                     --------------------------------------------------------------------------------------
                     Los Angeles County:
                       Metropolitan Transportation Auth., Sales Tax Rev., 5.25%
                         to 6.00%, 2013 through 2023                                18,680       19,953
                       Public Works Financing Auth., Lease Rev., 5.25% and 5.50%,
                         2014 and 2010                                               8,660        9,015
                       Transportation Commission, Sales Tax Rev., 7.00% and
                         7.40%, 2019 and 2015                                       18,405       19,547
                       Unified School District, Gen. Oblg., 6.00%, 2012 through
                         2015                                                       20,760       23,605
                     --------------------------------------------------------------------------------------
                     Los Banos, Certificates of Participation, Rev., 6.00%, 2019     2,250        2,311
                     --------------------------------------------------------------------------------------
                     Lucia Mar Unified School District, Gen. Oblg., zero coupon,
                       2016                                                          1,000          394
                     --------------------------------------------------------------------------------------
                     Martinez, Multiple Lenders, Home Mortgage, Rev., 10.375%,
                       2002                                                             30           34
                     --------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California, Rev.,
                       5.75% , 2021                                                  2,000        2,208
                     --------------------------------------------------------------------------------------
                     Midpeninsula Regulatory Open Space, Financial Auth., Rev.,
                       5.75%, 2011                                                   1,950        2,121
                     --------------------------------------------------------------------------------------
                     Mill Valley Certificates of Participation, The Redwoods,
                       Rev., 5.75%, 2020                                             3,230        3,377
                     --------------------------------------------------------------------------------------
                     Modesto Irrigation District Financing Auth., Domestic Water
                       Proj., Rev., 5.125% and 6.00%, 2013 through 2015             14,145       15,016
                     --------------------------------------------------------------------------------------
                     Mojave, Water Improvement District, Morongo Basin, Rev.,
                       5.60%, 2012                                                   2,500        2,692
                     --------------------------------------------------------------------------------------
                     Montebello Community Redev. Agcy., Montebello Hills Redev.,
                       Tax Allocation, Rev., 7.50%, 2010                             3,750        3,957
                     --------------------------------------------------------------------------------------
                     Moreno Valley, Towngate Community Facilities:
                       District 87-1, Improvement Area No. 1, Special Tax Rev.,
                         7.125%, 2023                                                2,810        2,979
                       Special Tax, Rev., 6.50%, 2009                                3,670        3,950
                     --------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric No. 1, Rev.,
                       7.15%, 2024                                                   8,805        9,068
                     --------------------------------------------------------------------------------------
                     Orange County:
                       Airport Rev., 5.50%, 2010                                     4,000        4,280
                       Recovery Certificates of Participation, Rev., 5.70% and
                         6.00%, 2008 through 2026                                   22,575       24,757
                       Local Transportation Auth., Sales Tax Rev., 6.00%, 2008       1,600        1,807
                     --------------------------------------------------------------------------------------
                     Palmdale School District, Certificates of Participation,
                       Rev., zero coupon, 2019 through 2028                          7,885        2,032
                     --------------------------------------------------------------------------------------
                     Pleasanton Junction Power, Finance Auth., Reassessment Rev.,
                       6.15%, 2012                                                   9,340       10,018
                     --------------------------------------------------------------------------------------
                     Port of Oakland, Port Auth., Rev., 6.40%, 2022                 12,000       13,151
                     --------------------------------------------------------------------------------------
                     Public Power Agency, San Juan Project, Rev, 6.75%, 2020         2,000        2,371
                     --------------------------------------------------------------------------------------
                     Redondo Beach, South Bay, Redev. Proj., Rev., 7.00% and
                       7.125%, 2016 and 2026                                         3,000        3,344
                     --------------------------------------------------------------------------------------
                     Richmond Redev. Tax Allocation, Rev., 5.50%, 2018               2,350        2,434
                     --------------------------------------------------------------------------------------
                     Riverside County, Temecula Valley Unified School District,
                       Gen. Oblg., 5.80%, 2014                                       2,430        2,655
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL
                                                                                    AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Gen. Oblg.,
                       6.00%, 2012 through 2014                                    $ 4,080   $    4,646
                     --------------------------------------------------------------------------------------
                     San Bernardino County, West Valley Detention Center,
                       Certificates of Participation, Rev., 6.50%, 2012              8,000        8,819
                     --------------------------------------------------------------------------------------
                     San Joaquin Hills Transportation Corridor Agcy., Toll Road
                       Rev., zero coupon to 7.00%, 2025 through 2030                70,415       27,204
                     --------------------------------------------------------------------------------------
                     Santa Clara County:
                       Redev. Agcy., Tax Allocation, Rev., 7.00%, 2010               1,300        1,584
                       Transit District Sales Tax Rev., 5.25%, 2021                  7,500        7,550
                       Whisman School District, Gen. Oblg., zero coupon, 2020 and
                         2022                                                        3,000          876
                     --------------------------------------------------------------------------------------
                     Santa Cruz County Housing Auth., Multi-Family Housing, Rev.,
                       7.75%, 2023                                                   2,000        2,137
                     --------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point Auth., Rev., 7.25%, 2012 and 2013    7,075        8,975
                     --------------------------------------------------------------------------------------
                     South Orange County Public Finance Auth., Rev., 7.00%, 2008     1,000        1,216
                     --------------------------------------------------------------------------------------
                     South San Francisco, Capital Improvement Financing Auth.,
                       Conference Center Proj., Rev., 6.125%, 2018                   3,925        4,146
                     --------------------------------------------------------------------------------------
                     Southern California Home Financing Auth., Single Family
                       Mortgage, Rev., 6.75% and 7.35%, 2022 and 2024                1,555        1,643
                     --------------------------------------------------------------------------------------
                     Stockton Community Facilities, Special Tax Rev., 5.65% to
                       6.20%, 2007 through 2015                                      4,640        4,836
                     --------------------------------------------------------------------------------------
                     Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge,
                       Management Facilities, Rev., 6.30%, 2017                      4,000        4,281
                     --------------------------------------------------------------------------------------
                     Torrance Memorial Hospital Medical Center, Rev., 6.75%, 2012    5,000        5,062
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Highway and Transportation Auth., Rev., 6.00%, 2018           6,000        6,777
                       Public Improvement, Gen. Oblg., zero coupon, 2015 and 2018    9,000        3,543
                     --------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--84.6%                                   853,180
                     --------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--95.4%
                     (Cost: $896,977)                                                           962,495
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.65% to 4.05%
INSTRUMENTS
--3.1%
                     Due--March 1998
                     (Cost: $31,000)                                                31,000       31,000
                     --------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.5%
                     (Cost: $927,977)                                                           993,495
                     --------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                               14,992
                     --------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                        $1,008,487
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $927,977,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $66,021,000, the gross unrealized depreciation was $503,000 and the net unrealized appreciation on investments was $65,518,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER MICHIGAN TAX-FREE INCOME FUND

-------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION*        ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    REVENUE BONDS                           58%                     59%
-------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                25                      29
-------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 12                       6
-------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     5                       6
-------------------------------------------------------------------------------
                                           100%                    100%

                                 [PIE CHART]


                 QUALITY                ON 2/28/98              ON 8/31/97
    AAA                                     75%                     78%
-------------------------------------------------------------------------------
    AA                                       6                       6
-------------------------------------------------------------------------------
    A                                        3                       1
-------------------------------------------------------------------------------
    BBB                                     11                      12
-------------------------------------------------------------------------------
    NOT RATED                                5                       3
-------------------------------------------------------------------------------
                                           100%                    100%

                                 [PIE CHART]

-------------------------------------------------------------------------------
YEARS TO MATURITY                    ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
1-10 YEARS                              32%                     24%
-------------------------------------------------------------------------------
11-20 YEARS                             47                      45
-------------------------------------------------------------------------------
21+ YEARS                               21                      31
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

--------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 2/28/98                ON 8/31/97
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    13.5 years                14.6 years
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

MICHIGAN TAX-FREE INCOME FUND
Portfolio of Investments at February 28, 1998 (unaudited)
(DOLLARS IN THOUSANDS)


----------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                      ISSUER                                                       AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------
                     Municipal Bond Auth., State Revolving Fund, Rev.,
                       6.50%, to be called 10-1-04 @ 102                           $ 15   $   17
                     -------------------------------------------------------------------------------
                     Detroit, Gen. Oblg., 6.80%, to be called 4-1-05 @ 101           65       75
                     -------------------------------------------------------------------------------
                     Grandville Public Schools, Gen. Oblg., 6.30%, to be called
                       5-1-05 @ 101                                                  25       28
                     -------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg., 5.60%, to be called
                       5-1-06 @ 101                                                  50       55
                     -------------------------------------------------------------------------------
                     Lincoln Park School District, Gen. Oblg., 7.00%, to be
                       called 5-1-06 @ 101                                          100      119
                     -------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--8.5%                                294
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
----------------------------------------------------------------------------------------------------
                     Building Auth., Rev., zero coupon to 6.25%, 2005 through
                       2020                                                         235      179
                     -------------------------------------------------------------------------------
                     Hospital Finance Auth.:
                     Gratiot Community Hospital, Rev., 6.10%, 2007                   50       54
                     St. John Hospital and Medical Center, Rev., 6.00%, 2010        100      112
                     -------------------------------------------------------------------------------
                     Housing Dev. Auth.:
                     Limited Oblg., Green Hill Proj., Rev., 5.45%, 2011              20       20
                     Rental Housing Rev., 5.75%, 2014                                15       15
                     Rev., 6.05%, 2027                                               50       52
                     -------------------------------------------------------------------------------
                     Kent Hospital Finance Auth., Health Care, Rev., 5.75%, 2011    100      108
                     -------------------------------------------------------------------------------
                     Municipal Bond Auth., Local Government Bond Rev., 5.75% and
                       6.00%, 2013                                                   60       64
                     -------------------------------------------------------------------------------
                     Regents of the University of Michigan:
                       Construction and Renovation Proj., Student Fee Bonds,
                         Rev.,
                         5.50%, 2013                                                 10       10
                     Housing Rev., 5.50%, 2014                                       50       53
                     -------------------------------------------------------------------------------
                     Trunk Line Fund, Rev., zero coupon, 2010                       100       56
                     -------------------------------------------------------------------------------
                     Underground Storage Tank Financial Assurance Auth., Rev.,
                       5.75%, 2010                                                   50       54
                     -------------------------------------------------------------------------------
                     Allegan Public Schools, Gen. Oblg., 6.50%, 2007                100      116
                     -------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg., 5.125%, 2008               55       58
                     -------------------------------------------------------------------------------
                     Caledonia Community Schools, Gen. Oblg., 5.75%, 2012            25       27
                     -------------------------------------------------------------------------------
                     Clarkston Community Schools, Gen. Oblg., 6.25%, 2005            50       56
                     -------------------------------------------------------------------------------
                     Chippewa County, Hospital Finance Auth., Rev., 5.625%, 2014     80       81
                     -------------------------------------------------------------------------------
                     Detroit:
                     Economic Improvements Auth., Gen. Oblg., 5.50%, 2007            50       54
                     Local Dev. Finance Auth., Rev., 5.20%, 2010                     70       72
                     Water Supply System, Rev., 6.25%, 2012                          50       55
                     -------------------------------------------------------------------------------
                     Economic Dev. Corp. of Dickinson County, Pollution Control,
                       Rev., 5.85%, 2018                                             50       53
                     -------------------------------------------------------------------------------
                     Genesee County, Sewage Disposal System No. 3, Rev., 7.00%,
                       2005                                                          60       70
                     -------------------------------------------------------------------------------
                     Grand Rapids, Downtown Dev. Auth., Rev., zero coupon, 2013      10        5
                     -------------------------------------------------------------------------------
                     Greater Detroit Resource Recovery Auth., Rev., 6.25%, 2008      85       98
                     -------------------------------------------------------------------------------
                     Grosse Ile Township Schools, Gen. Oblg., 6.25%, 2006           100      113
                     -------------------------------------------------------------------------------
                     Gull Lake Community Schools, Gen. Oblg., 5.25%, 2021             5        5
                     -------------------------------------------------------------------------------
                     Huron School District, Gen. Oblg., zero coupon, 2005            20       15
                     -------------------------------------------------------------------------------
                     Jackson County, Wastewater Disposal Facility, Gen. Oblg.,
                       7.25%, 2005                                                   75       89
                     -------------------------------------------------------------------------------
                     Lansing Building Auth., Gen. Oblg., zero coupon, 2014          105       47
                     -------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
                     Livonia Public Schools, Gen. Oblg., zero coupon, 2006         $ 20   $   14
                     -------------------------------------------------------------------------------
                     Kalamazoo, Hospital Finance Auth., Rev., 6.25%, 2012            50       55
                     -------------------------------------------------------------------------------
                     Marquette City Hospital Finance Auth., Rev., 5.875%, 2011       85       92
                     -------------------------------------------------------------------------------
                     Macomb County, L'Anse Creuse Public Schools, Gen. Oblg.,
                       5.50%, 2007                                                   50       54
                     -------------------------------------------------------------------------------
                     Monroe County, Pollution Control Rev., 6.55%, 2024             100      111
                     -------------------------------------------------------------------------------
                     North Branch Area Schools, Gen. Oblg., 5.375%, 2021              5        5
                     -------------------------------------------------------------------------------
                     Oakland County:
                     Avondale School District, Gen. Oblg., 5.75%, 2022               75       79
                     Birmingham Public Schools, Gen. Oblg., 5.75%, 2011              15       16
                     Drainage District, Rev., 6.40%, 2016                            15       16
                     -------------------------------------------------------------------------------
                     Ottawa County, Spring Lake Public Schools, Gen. Oblg.,
                       5.625%, 2017                                                  50       52
                     -------------------------------------------------------------------------------
                     Redford Union Schools, District No. 1, Gen. Oblg., 6.375%,
                       2010                                                         100      117
                     -------------------------------------------------------------------------------
                     Romulus Community Schools, Gen. Oblg., zero coupon, 2005        15       11
                     -------------------------------------------------------------------------------
                     Tawas, Hospital Finance Auth., Rev., 5.75%, 2023                75       74
                     -------------------------------------------------------------------------------
                     Wyandotte, Electric Rev., 6.25%, 2017                           45       49
                     -------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                     Electric Power Auth., Rev., zero coupon and 6.50%, 2017 and
                       2006                                                         225      143
                       Facilities Financing Auth., Mennonite General Hospital
                         Project, Rev.,
                         6.50%, 2018                                                 75       82
                     Gen. Oblg., 5.50%, 2009                                         15       16
                     Highway and Transportation Auth., Rev., 6.25%, 2016             75       88
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                        30       33
                     -------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                             75       84
                     -------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--86.1%                              2,982
                     -------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--94.6%
                     (Cost: $3,074)                                                        3,276
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.65%
INSTRUMENTS
--5.8%
                     Due--March 1998
                     -------------------------------------------------------------------------------
                     Delta County, Environmental Improvement Rev.                   100      100
                     -------------------------------------------------------------------------------
                     Strategic Fund, Pollution Control Rev.                         100      100
                     -------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--5.8%
                     (Cost: $200)                                                            200
                     -------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--100.4%
                     (Cost: $3,274)                                                        3,476
                     -------------------------------------------------------------------------------
                     LIABILITIES, LESS CASH AND OTHER ASSETS--(.4)%                          (13)
                     -------------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $3,463
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $3,274,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $203,000, the gross unrealized depreciation was $1,000 and the net unrealized appreciation on investments was $202,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*             ON 2/28/98              ON 8/31/97
REVENUE BONDS                           46%                     50%
------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                36                      35
------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                 11                       6
------------------------------------------------------------------------------
CASH AND EQUIVALENTS                     8                       9
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

------------------------------------------------------------------------------
                 QUALITY                ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
    AAA                                     68%                     66%
------------------------------------------------------------------------------
    AA                                      13                      11
------------------------------------------------------------------------------
    A                                       --                       3
------------------------------------------------------------------------------
    BBB                                      9                      10
------------------------------------------------------------------------------
    BB                                       4                       3
------------------------------------------------------------------------------
    NOT RATED                                6                       7
------------------------------------------------------------------------------
                                           100%                    100%

                                 [PIE CHART]

-------------------------------------------------------------------------------
YEARS TO MATURITY                    ON 2/28/98              ON 8/31/97
-------------------------------------------------------------------------------
1-10 YEARS                              22%                     16%
-------------------------------------------------------------------------------
11-20 YEARS                             54                      54
-------------------------------------------------------------------------------
21+ YEARS                               24                      30
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]


------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 2/28/98                ON 8/31/97
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                    14.7 years                15.5 years
------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND
Portfolio of Investments at February 28, 1998 (unaudited)
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Clermont County, Sewer Systems, Rev., 7.20%, to be called
                       12-1-00 @ 102                                               $1,000   $ 1,105
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater
                       Improvement, Rev., 6.50%, to be called 11-15-01 @ 101          300       328
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 6.35%, to be
                       called 12-1-01 @ 102                                           150       165
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, to be
                       called 11-15-04 @ 102                                          600       705
                     ----------------------------------------------------------------------------------
                     Olmstead Falls City School District, Gen. Oblg., 6.85%, to
                       be called 12-15-04 @ 102                                       250       292
                     ----------------------------------------------------------------------------------
                     Cuyahoga County: Merida Health System, Rev., 6.25%, to be
                       called 8-15-05 @ 102                                           950     1,081
                     ----------------------------------------------------------------------------------
                     Batavia Local School District, Gen. Oblg., 7.00%, to be
                       called 12-1-05 @ 102                                           500       598
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency Single Family Mortgage, Rev.,
                       zero coupon, to be called 1-15-13 @ 82                       1,000       393
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--11.3%                                4,667
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Building Auth.:
                       Administrative Building Funds Proj., Rev., 6.30%, 2011         140       151
                       Adult Correctional Building Fund Proj., Rev., 6.125%, 2012     310       335
                       James A. Rhodes State Office Tower, Rev., 6.25%, 2011          215       229
                       Juvenile Correctional Building Proj., Rev., 6.60%, 2014        200       226
                     ----------------------------------------------------------------------------------
                     Higher Education Facility:
                       Dayton University, Rev., 6.60%, 2017                           430       484
                       Dominican College, Rev., 6.625%, 2014                          600       661
                       Rev., 6.00% and 6.125%, 2011 and 2016                          640       684
                     ----------------------------------------------------------------------------------
                     Housing Finance Agency:
                       Rev., 5.85% and 6.10%, 2016 and 2028                           750       783
                       Single Family Mortgage, Rev., 7.85%, 2021                      275       292
                     ----------------------------------------------------------------------------------
                     State Turnpike, Rev., 6.00%, 2007                              1,000     1,120
                     ----------------------------------------------------------------------------------
                     Water Development Auth., Pollution Control, Rev., 6.00% and
                       6.10%, 2006 and 2020                                         1,550     1,668
                     ----------------------------------------------------------------------------------
                     Akron, Sewer System., Rev., 5.90%, 2011                          385       423
                     ----------------------------------------------------------------------------------
                     Athens, Gen. Oblg., 6.25%, 2011                                  500       534
                     ----------------------------------------------------------------------------------
                     Avon Local School District, Gen. Oblg., 6.50%, 2015              940     1,122
                     ----------------------------------------------------------------------------------
                     Beavercreek Local School District, Gen. Oblg., 6.60%, 2015       500       603
                     ----------------------------------------------------------------------------------
                     Big Walnut Local School District, Gen. Oblg., zero coupon,
                       2012                                                           420       205
                     ----------------------------------------------------------------------------------
                     City of Springdale, Hospital Facilities First Mortgage,
                       Southwestern Ohio Seniors Services, Rev., 6.00%, 2018          750       787
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, 2017        750       831
                     ----------------------------------------------------------------------------------
                     Cleveland, Waterworks Improvement, First Mortgage, Rev.,
                       6.25%, 2015                                                    640       695
                     ----------------------------------------------------------------------------------
                     Columbus Municipal Airport Auth., Rev., 6.00%, 2014              250       270
                     ----------------------------------------------------------------------------------
                     Crawford County, Gen. Oblg., 6.75%, 2019                         700       800
                     ----------------------------------------------------------------------------------
                     Cuyahoga County:
                       Gen. Oblg., 6.00% and 5.65%, 2007 and 2018                   1,000     1,057
                       Multi-Family Housing, Rev., 6.50%, 2020                      1,000     1,068
                     ----------------------------------------------------------------------------------
                     Dublin City School District, Gen. Oblg., zero coupon, 2010
                       and 2011                                                     1,595       842
                     ----------------------------------------------------------------------------------
                     Edon Township Local School District, Gen. Oblg., 6.00%, 2019     475       537
                     ----------------------------------------------------------------------------------
                     Fayette County, Gen. Oblg., 5.90%, 2013                          160       168
                     ----------------------------------------------------------------------------------
                     Finneytown Local School District, Gen. Oblg., 6.20%, 2017        320       369
                     ----------------------------------------------------------------------------------
                     Franklin County Local School District, Gen. Oblg., 6.50%,
                       2013                                                           500       594
                     ----------------------------------------------------------------------------------
                     Green Springs, St. Francis Healthcare, Rev., 7.00%, 2014         400       432
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                     AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------
                     Highland Heights, Gen. Oblg., 6.15%, 2012                     $  145   $   157
                     ----------------------------------------------------------------------------------
                     Hillard School District, Gen. Oblg., 6.00%, 2006                 500       562
                     ----------------------------------------------------------------------------------
                     Lakeview Local School District, Gen. Oblg., 6.90%, 2014          700       806
                     ----------------------------------------------------------------------------------
                     Lakota, Gen. Oblg., 7.00%, 2008                                  500       609
                     ----------------------------------------------------------------------------------
                     Liberty Local School District, Gen Oblg., zero coupon, 2011
                       and 2012                                                       505       253
                     ----------------------------------------------------------------------------------
                     Lucas County, Public Improvement Water Utility, Rev., 6.05%
                       and 6.50%, 2013 and 2016                                       380       430
                     ----------------------------------------------------------------------------------
                     Marion County, United Church Homes Proj., Rev., 6.375% and
                       6.30%, 2010 and 2015                                           700       743
                     ----------------------------------------------------------------------------------
                     Napoleon, Health Care Facility, Lutheran Orphans' and Old
                       Folks' Home Society, Rev., 6.875%, 2023                        470       518
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 5.85%, 2007         400       440
                     ----------------------------------------------------------------------------------
                     Sandusky County, Gen. Oblg., 6.20%, 2013                         500       560
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst City School District, Gen. Oblg.,
                       6.40%, 2018                                                    535       606
                     ----------------------------------------------------------------------------------
                     Springboro Community City School District, School
                       Improvement, Gen. Oblg., 6.00%, 2011                           500       569
                     ----------------------------------------------------------------------------------
                     Strongsville, Gen. Oblg., 6.70%, 2011                            500       580
                     ----------------------------------------------------------------------------------
                     Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025             1,250     1,392
                     ----------------------------------------------------------------------------------
                     Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014       500       555
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley Local School District, Gen. Oblg., 6.60%,
                       2015                                                           365       418
                     ----------------------------------------------------------------------------------
                     University of Cincinnati, Rev., 5.50%, 2013                      620       662
                     ----------------------------------------------------------------------------------
                     Wayne Local School District, Gen Oblg., 6.45% and 6.60%,
                       2011 and 2016                                                  355       423
                     ----------------------------------------------------------------------------------
                     West Lake Local School District, Gen. Oblg., 6.15%, 2005         500       562
                     ----------------------------------------------------------------------------------
                     Willoughby Industrial Development, Rev., 6.875%, 2016            575       640
                     ----------------------------------------------------------------------------------
                     Wooster City School District, Gen. Oblg., zero coupon, 2013      930       429
                     ----------------------------------------------------------------------------------
                     Youngstown, Gen. Oblg., 6.125%, 2014                             110       122
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 6.50%, 2006                        750       868
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                       Rev., 6.50%, 2018                                              750       818
                       Finance Agcy., Rev., 6.00%, 2014                               250       273
                       Highway and Transportation Auth., Rev., 6.25%, 2016            750       878
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                       2026                                                           360       391
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Rev., 7.25%, 2018          225       253
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--81.2%                                33,487
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--92.5%
                     (Cost: $35,156)                                                         38,154
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.70% to 3.90%
INSTRUMENTS
--6.5%
                     Due--March 1998
                     ----------------------------------------------------------------------------------
                     Air Quality Development Auth., Rev.                            1,700     1,700
                     ----------------------------------------------------------------------------------
                     State Solid Waste, Rev.                                        1,000     1,000
                     ----------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--6.5%
                     (Cost: $2,700)                                                           2,700
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.0%
                     (Cost: $37,856)                                                         40,854
                     ----------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.0%                              417
                     ----------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $41,271
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $37,856,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $2,999,000, the gross unrealized depreciation was $1,000 and the net unrealized appreciation on investments was $2,998,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER TEXAS TAX-FREE INCOME FUND

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                  ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
REVENUE BONDS                           56%                     58%
------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                28                      30
------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                 10                       8
------------------------------------------------------------------------------
CASH AND EQUIVALENTS                     6                       4
------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

------------------------------------------------------------------------------
                 QUALITY                ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
AAA                                     69%                     71%
------------------------------------------------------------------------------
AA                                       8                       7
------------------------------------------------------------------------------
A                                        7                       8
------------------------------------------------------------------------------
BBB                                     16                      14
------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

------------------------------------------------------------------------------
            YEARS TO MATURITY           ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1-10 YEARS                              14%                      9%
-------------------------------------------------------------------------------
11-20 YEARS                             66                      61
-------------------------------------------------------------------------------
21+ YEARS                               20                      30
-------------------------------------------------------------------------------
                                       100%                    100%

                                 [PIE CHART]

-------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 2/28/98                ON 8/31/97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                    16.0 years                16.8 years
-------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

TEXAS TAX-FREE INCOME FUND
Portfolio of Investments at February 28, 1998 (unaudited)
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                     ISSUER                                                       AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------
                     Travis County Housing Finance Corp., Gen. Oblg., 6.75%,
                       to be called 9-1-01 @ 100                                   $ 75   $    82
                     --------------------------------------------------------------------------------
                     Ector County Hospital District, Rev., 7.30%, to be called
                       4-15-02 @ 102                                                450       511
                     --------------------------------------------------------------------------------
                     Port Arthur, Gen. Oblg., 6.125%, to be called 3-1-04 @ 100      95       105
                     --------------------------------------------------------------------------------
                     Dripping Springs, Independent School District, Gen. Oblg.,
                       5.80%, to be called 8-15-07 @ 100                            280       311
                     --------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--7.9%                               1,009
                     --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------
                     Department of Housing and Community Affairs:
                       NHP Foundation, Asmara Proj., Rev., 6.40%, 2027              150       160
                       Single Family Mortgage Rev., 6.00%, 2017                     235       247
                     --------------------------------------------------------------------------------
                     Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012         60        64
                     --------------------------------------------------------------------------------
                     Public Financing Auth., Gen. Oblg., 7.00%, 2012                213       226
                     --------------------------------------------------------------------------------
                     State Veterans' Land, Gen. Oblg., 6.40%, 2024                  350       381
                     --------------------------------------------------------------------------------
                     Texas Higher Education Coordinating Board, College Student
                       Loan, Gen. Oblg., 5.00%, 2017                                150       147
                     --------------------------------------------------------------------------------
                     Abilene Higher Education Facilities Corp., Abilene Christian
                       University Proj.,
                       Rev., 6.25%, 2011                                            300       321
                     --------------------------------------------------------------------------------
                     Argyle Independent School District, Gen. Oblg., zero coupon,
                       2014                                                         500       219
                     --------------------------------------------------------------------------------
                     Austin:
                       Airport System Rev., 6.20%, 2015                             585       641
                       Utilities System Rev., zero coupon, 2011                     100        51
                     --------------------------------------------------------------------------------
                     Bexar County Housing Finance Dev. Corp., Multi-Family
                       Housing
                       Rev., 6.875%, 2012                                           250       264
                     --------------------------------------------------------------------------------
                     Brazos River Auth., Texas Utilities Electric Company Proj.,
                       Rev., 8.125%, 2020                                           350       379
                     --------------------------------------------------------------------------------
                     Cameron County Housing Finance Corp., Single Family
                       Mortgage,
                       Rev., 6.75%, 2025                                            365       396
                     --------------------------------------------------------------------------------
                     Canadian River Municipal Water Auth., Rev., 5.875%, 2016       250       267
                     --------------------------------------------------------------------------------
                     Circle C, Utility System, District No. 3, Rev., 6.50%, 2009    250       270
                     --------------------------------------------------------------------------------
                     Dallas-Fort Worth International Airport, Rev., 6.00%, 2014     125       132
                     --------------------------------------------------------------------------------
                     Denison Hospital Auth., Texonna Medical Center, Inc. Proj.,
                       Rev., 6.125%, 2027                                           250       264
                     --------------------------------------------------------------------------------
                     Denton, Utility System Rev., 6.50%, 2009                       150       166
                     --------------------------------------------------------------------------------
                     Ellis County, Waxahachie Independent School District, Gen.
                       Oblg., zero coupon, 2009                                     350       205
                     --------------------------------------------------------------------------------
                     Fort Bend County, Levee Improvement District No. 2, Gen.
                       Oblg.,
                       6.625%, 2008                                                 200       213
                     --------------------------------------------------------------------------------
                     Georgetown Higher Education Finance Corp., Southwest
                       University Proj.,
                       Rev., 6.30%, 2014                                            250       268
                     --------------------------------------------------------------------------------
                     Gulf Coast Waste Disposal Auth., Rev., 6.875%, 2028            250       277
                     --------------------------------------------------------------------------------
                     Harris County:
                       Aldine Independent School District, Gen. Oblg., 5.35%,
                         2017                                                       250       255
                       Criminal Justice Center, Gen. Oblg., 7.50%, 2005             165       199
                       Health Facilities Dev. Corp., St. Luke's Episcopal
                         Hospital Proj.,
                         Rev., 6.75%, 2021                                          120       130
                       Hospital District Mortgage Rev., 7.40%, 2010                  60        74
                     --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                      ISSUER                                                       AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------
                     Houston:
                       Higher Education Finance Corp., University of St. Thomas
                         Proj.,
                         Rev., 7.25%, 2007                                         $300   $   329
                       Independent School District, Gen. Oblg., 6.30%, 2014         500       583
                     --------------------------------------------------------------------------------
                     Lockhart Correctional Facilities Financing Corp. Rev.,
                       6.625%, 2012                                                 200       214
                     --------------------------------------------------------------------------------
                     Lower Colorado River Auth., Junior Lien Rev., 5.25%, 2015      150       157
                     --------------------------------------------------------------------------------
                     Municipal Power Agency, Rev., zero coupon, 2015                620       255
                     --------------------------------------------------------------------------------
                     North Central Health Facilities Dev. Corp.:
                       Presbyterian Healthcare System, Rev., 6.625%, 2011           100       115
                       Health Resources System, Rev., 5.75%, 2011                   250       272
                     --------------------------------------------------------------------------------
                     Red River Auth., Public Service Utilities Company Rev.,
                       6.00%, 2020                                                  150       162
                     --------------------------------------------------------------------------------
                     Socorro Independent School District, Gen. Oblg., 6.625%,
                       2013                                                          90        98
                     --------------------------------------------------------------------------------
                     Spring Independent School District, Gen. Oblg., 6.875% and
                       6.375%,
                       2009 and 2016                                                700       802
                     --------------------------------------------------------------------------------
                     Texarkana, Wadley Regional Medical Center Rev., 6.00%, 2016    300       338
                     --------------------------------------------------------------------------------
                     Travis County Housing Finance Corp.:
                       Lago Vista Independent School District, Gen. Oblg., zero
                         coupon, 2023                                               675       181
                       Residential Mortgage, Senior Rev., 7.00%, 2011               210       224
                       Single Family Mortgage Rev., 6.75%, 2014                      80        86
                     --------------------------------------------------------------------------------
                     Trinity River Auth., Denton Creek Wastewater System Rev.,
                       6.45%, 2015                                                  390       433
                     --------------------------------------------------------------------------------
                     Waco Health Facilities Dev. Corp., Hillcrest Baptist Medical
                       Center Proj.,
                       Rev., 7.125%, 2014                                            90        98
                     --------------------------------------------------------------------------------
                     Wylie Texas Independent School District, Gen. Oblg., 6.90%,
                       2012                                                          50        61
                     --------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Gen. Oblg., 6.25%, 2013                                      150       175
                       Industrial Tourist, Educational, Medical and Environmental
                         Control Facilities Financing Auth., Rev., 5.625%, 2017     250       257
                     --------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--86.1%                              11,056
                     --------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--94.0%
                     (Cost: $11,181)                                                       12,065
                     --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.70% to 3.95%
INSTRUMENTS
--4.7%
                     Due--February 1998
                     (Cost: $600)                                                   600       600
                     --------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.7%
                     (Cost: $11,781)                                                       12,665
                     --------------------------------------------------------------------------------
                     OTHER ASSETS, LESS LIABILITIES--1.3%                                     173
                     --------------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $12,838
                     --------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $11,781,000 for federal income tax purposes at February 28, 1998, gross unrealized appreciation and the net unrealized appreciation on investments was $884,000.

See accompanying Notes to Financial Statements.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held, and adjourned as necessary. Kemper State Tax-Free Income Series Fund shareholders were asked to vote on five separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of changes in the funds' fundamental investment policies to permit a master/feeder fund structure and approval of a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc. for Class B shares and Class C shares. The following are the results for each issue:

1) Election of Trustees

                              For       Withheld
   David W. Belin          119,248,795   2,108,979
   Lewis A. Burnham        119,311,562   2,046,211
   Donald L. Dunaway       119,304,528   2,053,245
   Robert B. Hoffman       119,334,394   2,023,379
   Donald R. Jones         119,298,645   2,059,128
   Shirley D. Peterson     119,239,486   2,118,287
   Daniel Pierce           119,315,863   2,041,911
   William P. Sommers      119,329,837   2,027,937
   Edmond D. Villani       119,280,576   2,077,197

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

     For      Against    Abstain
   117,579,199  738,097   3,040,476

3) Approval of new investment management agreement with Scudder Kemper Investments, Inc.

                For       Against     Abstain
   California  80,712,708  1,676,927   3,851,109
   Michigan    174,037     11,615      5,551
   Ohio        2,776,485   9,043       74,864
   Texas       696,921     20,745      27,456

4) Approval of changes in the funds' fundamental investment policies to permit a master/feeder fund structure.

                                                   Broker
                 For       Against     Abstain    Non-Votes
   California  69,563,872  2,469,902   5,458,605    8,748,365
   Michigan    170,268     12,209      6,593        2,133
   Ohio        2,101,971   46,816      121,579      590,025
   Texas       647,626     27,887      18,802       0

5) To approve a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc.

                                              Broker
                 For     Against   Abstain   Non-Votes
   California
   Class B     2,025,046   20,538   163,816    175,285
   Class C     333,407     0        0          458
   Michigan
   Class B     59,473      1,381    4,251      914
   Class C     8,176       0        0          2,386
   Ohio
   Class B     650,995     2,654    43,368     30,343
   Class C     20,434      1,715    0          0
   Texas
   Class B     50,661      0        0          0
   Class C     26,206      0        0          0

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (UNAUDITED)
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                              CALIFORNIA   MICHIGAN    OHIO    TEXAS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (Cost: $927,977,
$3,274, $37,856 and $11,781, respectively)                   $   993,495    3,476     40,854   12,665
-----------------------------------------------------------------------------------------------------
Cash                                                                  36       55         70       --
-----------------------------------------------------------------------------------------------------
 Receivable for:
  Fund shares sold                                                   250       --         33       90
-----------------------------------------------------------------------------------------------------
  Investments sold                                                20,311       20         --       --
-----------------------------------------------------------------------------------------------------
  Interest                                                        12,804       51        504      145
-----------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               1,026,896    3,602     41,461   12,900
-----------------------------------------------------------------------------------------------------
  LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------------------------------------
Cash overdraft                                                        --       --         --       35
-----------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                          863        2         30       11
-----------------------------------------------------------------------------------------------------
  Fund shares redeemed                                               567       --        105       --
-----------------------------------------------------------------------------------------------------
  Investments purchased                                           16,250      132         --       --
-----------------------------------------------------------------------------------------------------
  Management fee                                                     451        2         19        6
-----------------------------------------------------------------------------------------------------
  Administrative services fee                                        151       --          7        2
-----------------------------------------------------------------------------------------------------
  Distribution services fee                                           21        2          7        1
-----------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              19        1          6        3
-----------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            87       --         16        4
-----------------------------------------------------------------------------------------------------
    Total liabilities                                             18,409      139        190       62
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,008,487    3,463     41,271   12,838
-----------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS
Paid-in capital                                               $  944,106    3,276     38,444   11,928
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments               (1,137)     (15)      (171)      26
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                        65,518      202      2,998      884
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $1,008,487    3,463     41,271   12,838
-----------------------------------------------------------------------------------------------------
  THE PRICING OF SHARES
-----------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $  976,142    2,030     30,615   10,944
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             128,961      196      2,932    1,034
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                $7.57    10.33      10.44    10.58
-----------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                      $7.93     10.82     10.93    11.08
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                 $   30,569    1,360      9,927    1,574
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,033      132        951      149
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.58     10.33     10.44    10.58
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                 $    1,776       73        729      320
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 236        7         70       30
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.53     10.33     10.44    10.58
-----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                CALIFORNIA    MICHIGAN    OHIO     TEXAS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
 Interest income                                                 $28,498         81       1,064     357
--------------------------------------------------------------------------------------------------------
 Expenses:
  Management fee                                                   2,702          9         110      36
--------------------------------------------------------------------------------------------------------
  Administrative services fee                                        892          2          43      13
--------------------------------------------------------------------------------------------------------
  Distribution services fee                                          119          5          37       6
--------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             177          2          18       6
--------------------------------------------------------------------------------------------------------
  Professional fees                                                    1         --           1      --
--------------------------------------------------------------------------------------------------------
  Reports to shareholders                                              7         --           3       1
--------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            17          2          15       4
--------------------------------------------------------------------------------------------------------
   Total expenses before expense waiver                            3,915         20         227      66
--------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager               --          1          --      --
--------------------------------------------------------------------------------------------------------
   Total expenses after expense waiver                             3,915         19         227      66
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             24,583         62         837     291
--------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sales of investments                       12,305         19         192     109
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from futures transactions                (184)        --           4       1
--------------------------------------------------------------------------------------------------------
   Net realized gain                                              12,121         19         196     110
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments            12,032         78         892     238
--------------------------------------------------------------------------------------------------------
Net gain on investments                                           24,153         97       1,088     348
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $48,736        159       1,925     639
--------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED) AND THE YEAR ENDED AUGUST 31, 1997
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------
                                                                    CALIFORNIA                MICHIGAN
-------------------------------------------------------------------------------------------------------------
                                                                 1998         1997         1998     1997
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
  Net investment income                                       $   24,583       52,100         62      129
-------------------------------------------------------------------------------------------------------------
  Net realized gain                                               12,121       20,425         19       40
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           12,032       13,073         78       84
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              48,736       85,598        159      253
-------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                        (24,583)     (52,100)       (62)    (129)
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                            (16,812)      (5,606)       (54)     (35)
-------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                  (41,395)     (57,706)      (116)    (164)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions           (6,761)     (60,523)       329     (284)
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              580      (32,631)       372     (195)
-------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                                            1,007,907    1,040,538      3,091    3,286
-------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $1,008,487    1,007,907      3,463    3,091
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                    OHIO                  TEXAS
-------------------------------------------------------------------------------------------------------------
                                                               1998       1997        1998      1997
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
  Net investment income                                       $   837     1,740         291       632
---------------------------------------------------------------------------------------------------------
  Net realized gain                                               196        61         110       158
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           892     1,149         238       254
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            1,925     2,950         639     1,044
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income                        (837)   (1,740)       (291)     (632)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                            (250)     (114)       (147)     (326)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                (1,087)   (1,854)       (438)     (958)
---------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                      965     1,272         168    (1,212)
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,803     2,368         369    (1,126)
---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                                            39,468    37,100      12,469    13,595
---------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $41,271    39,468      12,838    12,469
---------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUNDS Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper Florida, Kemper New Jersey, Kemper New York and Kemper Pennsylvania Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Fund has equal rights with respect to voting, dividends and assets, subject to class specific preferences.
--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended February 28, 1998.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.
--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds'
                             Board of Trustees and by the Funds' shareholders.
                             The new management agreement, which was effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

                             MANAGEMENT AGREEMENT. Under the Funds' management agreement each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the six months ended February 28, 1998 are as follows:

                             California                                    $2,702,000
                             Michigan                                           9,000
                             Ohio                                             110,000
                             Texas                                             36,000

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the six months ended February 28, 1998 are as follows:

                                                        COMMISSIONS              COMMISSIONS
                                                      RETAINED BY KDI      ALLOWED BY KDI TO FIRMS
                                                      ---------------      -----------------------
                             California                   $58,000                  346,000
                             Michigan                          --                    2,000
                             Ohio                           4,000                   21,000
                             Texas                             --                    3,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and

NOTES TO FINANCIAL STATEMENTS

                             commissions related to Class B and Class C shares for the six months ended February 28, 1998 are as follows:

                                                         DISTRIBUTION FEES          COMMISSIONS AND
                                                             AND CDSC              DISTRIBUTION FEES
                                                          RECEIVED BY KDI        PAID BY KDI TO FIRMS
                                                         -----------------       --------------------
                             California                      $147,000                   168,000
                             Michigan                           6,000                    11,000
                             Ohio                              50,000                    43,000
                             Texas                              6,000                    23,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 28, 1998 are as follows:

                                                           ASF PAID BY THE           ASF PAID BY
                                                             FUND TO KDI            KDI TO FIRMS
                                                           ----------------         -------------
                             California                        $892,000                895,000
                             Michigan                             2,000                  4,000
                             Ohio                                43,000                 44,000
                             Texas                               13,000                 13,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, for the six months ended February 28, 1998, KSvC received shareholder services fees as follows:

                             California                                   $177,000
                             Michigan                                        1,000
                             Ohio                                           11,000
                             Texas                                           4,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the six months ended February 28, 1998, the Funds made no payments to their officers and incurred trustees' fees aggregating $7,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. Scudder Kemper has agreed to waive certain operating expenses of the Michigan Fund beginning in December 1996. Under this arrangement, Scudder Kemper waived expenses of $1,000 for the six months ended February 28, 1998.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the six months ended February 28, 1998,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                          CALIFORNIA    MICHIGAN    OHIO     TEXAS
                                                          ----------    --------    -----    -----
                             Purchases                     $327,101      1,189      6,024    2,133
                             Proceeds from sales            330,654        929      5,055    2,402

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                       FEBRUARY 28, 1998                  AUGUST 31, 1997
                                                    -----------------------           -----------------------
                                  CALIFORNIA        SHARES         AMOUNT             SHARES         AMOUNT
                              SHARES SOLD
                              Class A                 9,814       $  74,436            14,893       $ 110,663
                             --------------------------------------------------------------------------------
                              Class B                   674           5,123             1,616          12,006
                             --------------------------------------------------------------------------------
                              Class C                 5,603          42,309               929           6,969
                             --------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                 3,419          25,866             4,458          33,067
                             --------------------------------------------------------------------------------
                              Class B                    85             646                84             621
                             --------------------------------------------------------------------------------
                              Class C                    10              77                 8              59
                             --------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A               (14,668)       (111,309)          (28,797)       (213,817)
                             --------------------------------------------------------------------------------
                              Class B                  (224)         (1,703)             (493)         (3,662)
                             --------------------------------------------------------------------------------
                              Class C                (5,578)        (42,207)             (853)         (6,429)
                             --------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                    81             613                22             169
                             --------------------------------------------------------------------------------
                              Class B                   (81)           (612)              (23)           (169)
                             --------------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL SHARE
                              TRANSACTIONS                        $  (6,761)                        $ (60,523)
                             --------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                      FEBRUARY 28, 1998              AUGUST 31, 1997
                                                     -------------------           -------------------
                                    MICHIGAN         SHARES       AMOUNT           SHARES       AMOUNT
                              SHARES SOLD
                              Class A                  15         $ 162              59         $ 594
                             -------------------------------------------------------------------------
                              Class B                  31           325              10           103
                             -------------------------------------------------------------------------
                              Class C                   2            25              24           232
                             -------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                   5            48               8            80
                             -------------------------------------------------------------------------
                              Class B                   3            28               4            40
                             -------------------------------------------------------------------------
                              Class C                   1             4               1             7
                             -------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                 (11)         (116)            (96)         (964)
                             -------------------------------------------------------------------------
                              Class B                  (7)          (73)            (18)         (184)
                             -------------------------------------------------------------------------
                              Class C                  (8)          (74)            (19)         (192)
                             -------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS                        $ 329                         $(284)
                             -------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                FEBRUARY 28, 1998               AUGUST 31, 1997
                                                               --------------------           --------------------
                                                OHIO           SHARES       AMOUNT            SHARES       AMOUNT
                                        SHARES SOLD
                                        Class A                  100        $1,035              423        $ 4,247
                                       ---------------------------------------------------------------------------
                                        Class B                  111         1,162              287          2,896
                                       ---------------------------------------------------------------------------
                                        Class C                   32           332               28            280
                                       ---------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   55           572               95            953
                                       ---------------------------------------------------------------------------
                                        Class B                   14           151               23            231
                                       ---------------------------------------------------------------------------
                                        Class C                    1            10                1             15
                                       ---------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (152)       (1,580)            (559)        (5,624)
                                       ---------------------------------------------------------------------------
                                        Class B                  (69)         (706)            (152)        (1,536)
                                       ---------------------------------------------------------------------------
                                        Class C                   (1)          (11)             (19)          (190)
                                       ---------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   --            --                1             11
                                       ---------------------------------------------------------------------------
                                        Class B                   --            --               (1)           (11)
                                       ---------------------------------------------------------------------------
                                        NET INCREASE
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                        $  965                         $ 1,272
                                       ---------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                FEBRUARY 28, 1998               AUGUST 31, 1997
                                                               --------------------           --------------------
                                               TEXAS           SHARES       AMOUNT            SHARES       AMOUNT
                                        SHARES SOLD
                                        Class A                   52        $  548               87        $   897
                                       ---------------------------------------------------------------------------
                                        Class B                   67           710               56            573
                                       ---------------------------------------------------------------------------
                                        Class C                    1             2               15            135
                                       ---------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   25           268               59            613
                                       ---------------------------------------------------------------------------
                                        Class B                    1            17                2             16
                                       ---------------------------------------------------------------------------
                                        Class C                    1             8                1             12
                                       ---------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (118)       (1,253)            (333)        (3,448)
                                       ---------------------------------------------------------------------------
                                        Class B                  (11)         (129)              (1)            (9)
                                       ---------------------------------------------------------------------------
                                        Class C                   (2)           (3)              (1)            (1)
                                       ---------------------------------------------------------------------------
                                        NET INCREASE
                                        (DECREASE) FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $  168                         $(1,212)
                                       ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------
                                                             CLASS A
                                           --------------------------------------------
                                            SIX MONTHS            YEAR
                                              ENDED               ENDED
                                           FEBRUARY 28,          AUGUST 31,
                                                          -----------------------------
                CALIFORNIA                     1998       1997   1996   1995   1994
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $7.52       7.31   7.35   7.22   8.01
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .18        .38    .39    .39    .39
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .18        .25    .04    .17   (.44)
---------------------------------------------------------------------------------------
Total from investment operations                .36        .63    .43    .56   (.05)
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .18        .38    .39    .39    .39
---------------------------------------------------------------------------------------
  Distribution from net realized gain           .13        .04    .08    .04    .35
---------------------------------------------------------------------------------------
Total dividends                                 .31        .42    .47    .43    .74
---------------------------------------------------------------------------------------
Net asset value, end of period                $7.57       7.52   7.31   7.35   7.22
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  4.85%      8.78   5.92   8.13   (.74)
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                        .73%       .79    .78    .74    .74
---------------------------------------------------------------------------------------
Net investment income                          4.82%      5.08   5.18   5.53   5.30
---------------------------------------------------------------------------------------

                                          ---------------------------------------------------
                                                                CLASS B
                                          ---------------------------------------------------
                                            SIX MONTHS           YEAR                MAY 31
                                              ENDED              ENDED                 TO
                                           FEBRUARY 28,        AUGUST 31,          AUGUST 31,
                                                           ------------------
                                               1998        1997   1996   1995         1994
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period          $7.52       7.32   7.35   7.22          7.23
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .15        .32    .32    .33           .08
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .19        .24    .05    .17          (.01)
---------------------------------------------------------------------------------------------
Total from investment operations                .34        .56    .37    .50           .07
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .15        .32    .32    .33           .08
---------------------------------------------------------------------------------------------
  Distribution from net realized gain           .13        .04    .08    .04            --
---------------------------------------------------------------------------------------------
Total dividends                                 .28        .36    .40    .37           .08
---------------------------------------------------------------------------------------------
Net asset value, end of period                $7.58       7.52   7.32   7.35          7.22
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  4.55%      7.73   5.16   7.17          1.05
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                       1.59%      1.62   1.63   1.60          1.60
---------------------------------------------------------------------------------------------
Net investment income                          4.82%      4.25   4.33   4.67          4.48
---------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          ---------------------------------------------------
                                                               CLASS C
                                          ---------------------------------------------------
                                            SIX MONTHS    YEAR ENDED AUGUST      MAY 31
                                              ENDED              31,               TO
                                           FEBRUARY 28,   ------------------   AUGUST 31,
                                               1998       1997   1996   1995      1994
---------------------------------------------------------------------------------------------
                                                                CLASS C
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period          $7.50       7.31   7.34   7.22      7.23
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .15        .32    .32    .33       .08
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .16        .23    .05    .16      (.01)
---------------------------------------------------------------------------------------------
Total from investment operations                .31        .55    .37    .49       .07
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .15        .32    .32    .33       .08
---------------------------------------------------------------------------------------------
  Distribution from net realized gain           .13        .04    .08    .04        --
---------------------------------------------------------------------------------------------
Total dividends                                 .28        .36    .40    .37       .08
---------------------------------------------------------------------------------------------
Net asset value, end of period                $7.53       7.50   7.31   7.34      7.22
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  4.12%      7.59   5.15   7.08       .96
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                       1.59%      1.60   1.64   1.56      1.56
---------------------------------------------------------------------------------------------
Net investment income                          4.82%      4.27   4.32   4.71      4.76
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------

                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,   -------------------------------------------------
                                                  1998         1997        1996        1995        1994
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $1,008,487    1,007,907   1,040,538   1,087,232   1,168,449
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                   67%          79         100          69          37
--------------------------------------------------------------------------------------------------------------

NOTES FOR ALL FUNDS: Total return does not reflect the effect of sales charges. Data for the period ended February 28, 1998 is unaudited.

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------
                                                             CLASS A
                                           --------------------------------------------
                                            SIX MONTHS     YEAR ENDED     MARCH 15
                                              ENDED        AUGUST 31,        TO
                                           FEBRUARY 28,   ------------   AUGUST 31,
                 MICHIGAN                      1998       1997    1996      1995
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.19       9.92   9.76      9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .21        .43    .44       .22
---------------------------------------------------------------------------------------
  Net realized and unrealized gain               .32        .38    .16       .26
---------------------------------------------------------------------------------------
Total from investment operations                 .53        .81    .60       .48
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .21        .43    .44       .22
---------------------------------------------------------------------------------------
  Distribution from net realized gain            .18        .11     --        --
---------------------------------------------------------------------------------------
Total dividends                                  .39        .54    .44       .22
---------------------------------------------------------------------------------------
Net asset value, end of period                $10.33      10.19   9.92      9.76
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   5.27%      8.35   6.19      5.00
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses absorbed by the Fund                    .93%      1.13   1.21       .41
---------------------------------------------------------------------------------------
Net investment income                           4.15%      4.31   4.36      4.82
---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                         .93%      1.29   1.53       .96
---------------------------------------------------------------------------------------
Net investment income                           4.15%      4.15   4.04      4.27
---------------------------------------------------------------------------------------

                                          ---------------------------------------------
                                                             CLASS B
                                          ---------------------------------------------
                                            SIX MONTHS     YEAR ENDED     MARCH 15
                                              ENDED        AUGUST 31,        TO
                                           FEBRUARY 28,   ------------   AUGUST 31,
                                               1998       1997    1996      1995
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.18       9.91   9.77      9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .18        .36    .36       .18
---------------------------------------------------------------------------------------
  Net realized and unrealized gain               .33        .38    .14       .27
---------------------------------------------------------------------------------------
Total from investment operations                 .51        .74    .50       .45
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .18        .36    .36       .18
---------------------------------------------------------------------------------------
  Distribution from net realized gain            .18        .11     --        --
---------------------------------------------------------------------------------------
Total dividends                                  .36        .47    .36       .18
---------------------------------------------------------------------------------------
Net asset value, end of period                $10.33      10.18   9.91      9.77
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.99%      7.53   5.19      4.72
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.71%      1.89   1.94      1.21
---------------------------------------------------------------------------------------
Net investment income                           3.37%      3.55   3.63      4.02
---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                        1.80%      2.05   2.26      1.76
---------------------------------------------------------------------------------------
Net investment income                           3.28%      3.39   3.31      3.47
---------------------------------------------------------------------------------------

34

FINANCIAL HIGHLIGHTS

                                          ---------------------------------------------
                                                             CLASS C
                                          ---------------------------------------------
                                            SIX MONTHS     YEAR ENDED     MARCH 15
                                              ENDED        AUGUST 31,        TO
                                           FEBRUARY 28,   ------------    AUGUST 31,
                                               1998       1997   1996       1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.18       9.91   9.76      9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .18        .35    .37       .18
---------------------------------------------------------------------------------------
  Net realized and unrealized gain               .33        .38    .15       .26
---------------------------------------------------------------------------------------
Total from investment operations                 .51        .73    .52       .44
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .18        .35    .37       .18
---------------------------------------------------------------------------------------
  Distribution from net realized gain            .18        .11     --        --
---------------------------------------------------------------------------------------
Total dividends                                  .36        .46    .37       .18
---------------------------------------------------------------------------------------
Net asset value, end of period                $10.33      10.18   9.91      9.76
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.98%      7.54   5.36      4.63
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.70%      1.78   1.64      1.21
---------------------------------------------------------------------------------------
Net investment income                           3.38%      3.66   3.93      4.02
---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                        1.79%      1.94   1.96      1.76
---------------------------------------------------------------------------------------
Net investment income                           3.29%      3.50   3.61      3.47
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------

                                            SIX MONTHS                              MARCH 15
                                              ENDED       YEAR ENDED AUGUST 31,        TO
                                           FEBRUARY 28,   ----------------------   AUGUST 31,
                                               1998          1997        1996         1995
-------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)    $3,463         3,091       3,286       3,079
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              61%           69         135         161
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE FOR MICHIGAN FUND:
-------------------------------------------------------------------------------
Scudder Kemper agreed to waive the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, Scudder Kemper agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------------
                                                              CLASS A
                                           ---------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,   ------------------------------
                  OHIO                         1998       1997    1996   1995   1994
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.22       9.93   9.81   9.56   9.98
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .23        .47    .48    .50    .53
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .29        .32    .12    .25   (.41)
----------------------------------------------------------------------------------------
Total from investment operations                 .52        .79    .60    .75    .12
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .23        .47    .48    .50    .53
----------------------------------------------------------------------------------------
  Distribution from net realized gain            .07        .03     --     --    .01
----------------------------------------------------------------------------------------
Total dividends                                  .30        .50    .48    .50    .54
----------------------------------------------------------------------------------------
Net asset value, end of period                $10.44      10.22   9.93   9.81   9.56
----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   5.09%      8.17   6.16   8.20   1.23
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                    .92%       .89    .91    .63    .02
----------------------------------------------------------------------------------------
Net investment income                           4.38%      4.69   4.78   5.27   5.44
----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------
Expenses                                         .92%       .89    .91    .83    .82
----------------------------------------------------------------------------------------
Net investment income                           4.38%      4.69   4.78   5.07   4.64
----------------------------------------------------------------------------------------

                                           ---------------------------------------------------
                                                                 CLASS B
                                           ---------------------------------------------------
                                            SIX MONTHS     YEAR ENDED AUGUST      MAY 31
                                              ENDED               31,               TO
                                           FEBRUARY 28,   -------------------   AUGUST 31,
                                               1998       1997    1996   1995      1994
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.22       9.93   9.81   9.56      9.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .18        .39    .39    .44       .14
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain               .29        .32    .12    .25       .02
----------------------------------------------------------------------------------------------
Total from investment operations                 .47        .71    .51    .69       .16
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .18        .39    .39    .44       .14
----------------------------------------------------------------------------------------------
  Distribution from net realized gain            .07        .03     --     --        --
----------------------------------------------------------------------------------------------
Total dividends                                  .25        .42    .39    .44       .14
----------------------------------------------------------------------------------------------
Net asset value, end of period                $10.44      10.22   9.93   9.81      9.56
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.67%      7.29   5.30   7.57      1.55
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.74%      1.70   1.73   1.32       .22
----------------------------------------------------------------------------------------------
Net investment income                           3.56%      3.88   3.96   4.58      4.72
----------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                        1.74%      1.70   1.73   1.75      1.72
----------------------------------------------------------------------------------------------
Net investment income                           3.56%      3.88   3.96   4.15      3.22
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          ----------------------------------------------------
                                                                 CLASS C
                                          -----------------------------------------------------
                                            SIX MONTHS     YEAR ENDED AUGUST      MAY 31
                                              ENDED               31,               TO
                                           FEBRUARY 28,   -------------------   AUGUST 31,
                                               1998       1997    1996   1995      1994
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.22       9.93   9.81   9.56      9.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .18        .39    .39    .44       .14
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain               .29        .32    .12    .25       .02
----------------------------------------------------------------------------------------------
Total from investment operations                 .47        .71    .51    .69       .16
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .18        .39    .39    .44       .14
----------------------------------------------------------------------------------------------
  Distribution from net realized gain            .07        .03     --     --        --
----------------------------------------------------------------------------------------------
Total dividends                                  .25        .42    .39    .44       .14
----------------------------------------------------------------------------------------------
Net asset value, end of period                $10.44      10.22   9.93   9.81      9.56
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.67%      7.32   5.28   7.56      1.55
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.74%      1.68   1.74   1.27       .21
----------------------------------------------------------------------------------------------
Net investment income                           3.56%      3.90   3.95   4.63      5.04
----------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                        1.74%      1.68   1.74   1.69      1.67
----------------------------------------------------------------------------------------------
Net investment income                           3.56%      3.90   3.95   4.21      3.58
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED               YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,   -------------------------------------
                                               1998        1997      1996      1995      1994
---------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)   $41,271       39,468    37,100    31,450    23,769
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              27%          52        86        90       103
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE FOR OHIO FUND:
-------------------------------------------------------------------------------
Certain expenses of the Ohio Fund were waived or absorbed by Scudder Kemper from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                           ------------------------------------------------
                                                               CLASS A
                                           ------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,   -----------------------------
                  TEXAS                       1998       1997    1996    1995    1994
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.42      10.36   10.42   10.14   10.69
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .24        .51     .51     .54     .56
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .28        .32     .21     .36    (.42)
-------------------------------------------------------------------------------------------
Total from investment operations                 .52        .83     .72     .90     .14
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .24        .51     .51     .54     .56
-------------------------------------------------------------------------------------------
  Distribution from net realized gain            .12        .26     .27     .08     .13
-------------------------------------------------------------------------------------------
Total dividends                                  .36        .77     .78     .62     .69
-------------------------------------------------------------------------------------------
Net asset value, end of period                $10.58      10.42   10.36   10.42   10.14
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   5.10%      8.28    7.04    9.28    1.28
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                    .91%       .92     .92     .70     .36
-------------------------------------------------------------------------------------------
Net investment income                           4.61%      4.90    4.88    5.37    5.38
-------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses                                         .91%       .92     .92     .89     .90
-------------------------------------------------------------------------------------------
Net investment income                           4.61%      4.90    4.88    5.18    4.82
-------------------------------------------------------------------------------------------

                                          -------------------------------------------------
                                                                  CLASS B
                                          -------------------------------------------------
                                            SIX MONTHS                              MAY 31
                                              ENDED       YEAR ENDED AUGUST 31,       TO
                                           FEBRUARY 28,   ---------------------   AUGUST 31,
                                               1998       1997    1996    1995       1994
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.42      10.36   10.42   10.15      10.17
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .20        .42     .42     .45        .12
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .28        .32     .21     .35       (.02)
-------------------------------------------------------------------------------------------------
Total from investment operations                 .48        .74     .63     .80        .10
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .20        .42     .42     .45        .12
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain            .12        .26     .27     .08         --
-------------------------------------------------------------------------------------------------
Total dividends                                  .32        .68     .69     .53        .12
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.58      10.42   10.36   10.42      10.15
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    4.68%     7.41    6.11    8.16        .92
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.73%      1.73    1.79    1.54       1.24
-------------------------------------------------------------------------------------------------
Net investment income                           3.79%      4.09    4.01    4.53       4.44
-------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses                                        1.73%      1.73    1.79    1.73       1.78
-------------------------------------------------------------------------------------------------
Net investment income                           3.79%      4.09    4.01    4.34       3.90
-------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ------------------------------------------------------
                                                                  CLASS C
                                           ------------------------------------------------------
                                            SIX MONTHS                              MAY 31
                                              ENDED       YEAR ENDED AUGUST 31,       TO
                                           FEBRUARY 28,   ---------------------   AUGUST 31,
                                               1998       1997    1996    1995       1994
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.42      10.36   10.42   10.15      10.17
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .20        .42     .42     .46        .12
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .28        .32     .21     .35       (.02)
-------------------------------------------------------------------------------------------------
Total from investment operations                 .48        .74     .63     .81        .10
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .20        .42     .42     .46        .12
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain            .12        .26     .27     .08         --
-------------------------------------------------------------------------------------------------
Total dividends                                  .32        .68     .69     .54        .12
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.58      10.42   10.36   10.42      10.15
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    4.68%     7.43    6.13    8.27        .88
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.72%      1.71    1.76    1.50       1.23
-------------------------------------------------------------------------------------------------
Net investment income                           3.80%      4.11    4.04    4.57       3.96
-------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses                                        1.72%      1.71    1.76    1.69       1.77
-------------------------------------------------------------------------------------------------
Net investment income                           3.80%      4.11    4.04    4.38       3.42
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED               YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,   -------------------------------------
                                                  1998        1997     1996     1995     1994
--------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)        $12,838      12,469   13,595   14,877   15,409
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                 34%         62      112       75       58
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTE FOR TEXAS FUND:
------------------------------------------------------------------------------
Certain expenses of the Texas Fund were waived or absorbed by Scudder Kemper from November 1, 1991 through December 31, 1993. Thereafter, expenses (excluding the management fee) were gradually reinstated through October 1, 1993 and the management fee was gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

TRUSTEES AND OFFICERS

TRUSTEES

DANIEL PIERCE
Chairman and Trustee

DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

EDMOND D. VILLANI
Trustee

OFFICERS

MARK S. CASADY
President

PHILIP J. COLLORA
Vice President,
Secretary and Treasurer

ELEANOR R. BRENNAN
Vice President

JERALD K. HARTMAN
Vice President

THOMAS W. LITTAUER
Vice President

ANN M. MCCREARY
Vice President

CHRISTOPHER J. MIER
Vice President

ROBERT C. PECK, JR.
Vice President

KATHRYN L. QUIRK
Vice President

LINDA J. WONDRACK
Vice President

JOHN R. HEBBLE
Assistant Treasurer

MAUREEN E. KANE
Assistant Secretary

CAROLINE PEARSON
Assistant Secretary

ELIZABETH C. WERTH
Assistant Secretary

-------------------------------------------------------------------------------
LEGAL COUNSEL                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                    222 North LaSalle Street
                                    Chicago, IL 60601
-------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT           KEMPER SERVICE COMPANY
                                    P.O. Box 419557
                                    Kansas City, MO 64141
-------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT        INVESTORS FIDUCIARY TRUST COMPANY
                                    801 Pennsylvania
                                    Kansas City, MO 64105
-------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER               KEMPER DISTRIBUTORS, INC.
                                    222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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This report is not to be distributed
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KSTIS - 3 (4/98) 1045800
Printed in the U.S.A.                                       [KEMPER FUNDS LOGO]